Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Total assets	$ 213,627	$ 20,870
Liabilities:
Total liabilities	12,037	54,272
Cash and cash equivalents
Assets:
Total assets	158,738	20,429
Restricted cash
Assets:
Total assets	54,592
Marketable securities
Assets:
Total assets	297	441
Acquisition consideration payable
Liabilities:
Total liabilities	11,312	53,209
Acquisition consideration payable, non-current
Liabilities:
Total liabilities	725	1,063
Quoted Prices in Active Markets (Level 1)
Assets:
Total assets	213,577	20,785
Liabilities:
Total liabilities	0	0
Quoted Prices in Active Markets (Level 1) | Cash and cash equivalents
Assets:
Total assets	158,738	20,429
Quoted Prices in Active Markets (Level 1) | Restricted cash
Assets:
Total assets	54,592
Quoted Prices in Active Markets (Level 1) | Marketable securities
Assets:
Total assets	247	356
Quoted Prices in Active Markets (Level 1) | Acquisition consideration payable
Liabilities:
Total liabilities	0	0
Quoted Prices in Active Markets (Level 1) | Acquisition consideration payable, non-current
Liabilities:
Total liabilities	0
Significant Other Observable Inputs (Level 2)
Assets:
Total assets	0	0
Liabilities:
Total liabilities	0	0
Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
Assets:
Total assets	0	0
Significant Other Observable Inputs (Level 2) | Restricted cash
Assets:
Total assets	0
Significant Other Observable Inputs (Level 2) | Marketable securities
Assets:
Total assets	0	0
Significant Other Observable Inputs (Level 2) | Acquisition consideration payable
Liabilities:
Total liabilities	0	0
Significant Other Observable Inputs (Level 2) | Acquisition consideration payable, non-current
Liabilities:
Total liabilities	0
Significant Unobservable Inputs (Level 3)
Assets:
Total assets	50	85
Liabilities:
Total liabilities	12,037	54,272
Significant Unobservable Inputs (Level 3) | Cash and cash equivalents
Assets:
Total assets	0	0
Significant Unobservable Inputs (Level 3) | Restricted cash
Assets:
Total assets	0
Significant Unobservable Inputs (Level 3) | Marketable securities
Assets:
Total assets	50	85
Significant Unobservable Inputs (Level 3) | Acquisition consideration payable
Liabilities:
Total liabilities	11,312	53,209
Significant Unobservable Inputs (Level 3) | Acquisition consideration payable, non-current
Liabilities:
Total liabilities	$ 725	$ 1,063